RELATED PARTY TRANSACTIONS - Loan receivables from related parties (Details) ¥ in Thousands	1 Months Ended
	Jan. 31, 2022 CNY (¥) installment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	May 31, 2021 CNY (¥)
RELATED PARTY TRANSACTIONS
Total cash consideration			¥ 120,000
Total		¥ 73,397	42,788
Yuanjing Mingchuang
RELATED PARTY TRANSACTIONS
Percentage of ownership interest acquired				29.16%
Total cash consideration				¥ 700,000
IFM
RELATED PARTY TRANSACTIONS
Loan receivables from related parties, short-term loans		20,000	20,000
Others.
RELATED PARTY TRANSACTIONS
Loan receivables from related parties, short-term loans		15,846	22,788
Loan receivables from related parties, long-term loans		5,000	0
Xinhewan
RELATED PARTY TRANSACTIONS
Loan receivables from related parties, current portion of long-term loans		14,617	0
Loan receivables from related parties, long-term loans		¥ 17,934	¥ 0
Total	¥ 44,500
Loan agreement term	3 years
Fixed borrowing rate	12.00%
Number of equal installments | installment	36